DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Disposal Groups, Including Discontinued Operation Income Statement [Line Items]
Revenues		$ 4,597
Income (loss) from operations		229
Interest Expense		(1)
Income taxes		(5)
Income (loss) from discontinued operations, net of tax	$ 0	$ 223